Commitments and Contingencies	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
11.	COMMITMENTS AND CONTINGENCIES

Pursuant to the terms of agreements with various contract research organizations, as of March 31, 2025, the Company was committed for contract research services and materials at a cost of approximately $771,999, expected to occur in the following twelve-month period.

Pursuant to the terms of a certain Technology Assignment Agreement, dated as of May 31, 2017 (the “Technology Agreement”), between the Company and the University of British Columbia (“UBC”), the Company is committed to pay royalties to UBC on certain licensing and royalty revenues received by the Company for biosynthesis of certain drug products that are covered by the Technology Agreement. To date, no payments have been required to be made.

Pursuant to the terms of a certain Collaborative Research Agreement, dated as of December 13, 2018, between the Company and UBC, pursuant to which the Company owns all rights, title and interests in and to any intellectual property, in addition to funding research at UBC, the Company is committed to make a one-time payment upon filing of any PCT patent application arising from the research. To date, one such payment has been made to UBC.

Pursuant to the terms of a certain Contribution Agreement, dated as of November 1, 2018, between the Company and National Research Council Canada, as represented by its Industrial Research Assistance Program (NRC-IRAP), under certain circumstances contributions received, including the disposition of the underlying intellectual property developed in part with NRC-IRAP contributions, may become repayable. As of March 31, 2025, there have been no triggering events to cause a repayment.

Short-term investments include guaranteed investment certificates, with one-year terms, of $40,852 and $43,064 as of March 31, 2025 and June 30, 2024, respectively, that are pledged as security for a corporate credit card.

In addition to the foregoing, the Company has entered into certain agreements in the ordinary course of operations that may include indemnification provisions, which are common in such agreements. In some cases, the maximum amount of potential future indemnification is unlimited; however, the Company currently holds commercial general liability insurance. This insurance may limit the Company’s overall liability and may enable the Company to recover a portion of any future amounts paid. Historically, the Company has not made any indemnification payments under such agreements, and it believes that the fair value of these indemnification obligations is minimal. Accordingly, the Company has not recognized any liabilities relating to these obligations for any period presented.

Pursuant to that certain Technology Licensing Agreement, dated as of March 11, 2021, between the Company and EyeCRO, the Company is committed to issue, subject to regulatory approval, up to 700 warrants to purchase 700 Common Shares upon the achievement of certain milestones. The exercise price of the warrants will be equal to the five-day VWAP of our Common Shares prior to each milestone achievement and the warrants will be exercisable for a period of three years from the issuance date. On May 10, 2024, the Company delivered a 90-day notice of termination to EyeCRO LLC with respect to the Technology Licensing Agreement, specifying an effective date of termination of August 8, 2024.

BayMedica entered into a patent license agreement (“Patent License Agreement”) with a third party (the “Licensor”) on February 15, 2021. The Company was required to begin making royalty payments to the Licensor based on net sales of licensed products in 2021 in order to maintain an exclusive license. In December 2021, the Company amended the Patent License Agreement, which amendment included the deferral of the 2021 minimum payments to 2022. As of June 30, 2023, the Company had paid $300,000 for the minimum payments due and payable under the Patent License Agreement. On February 10, 2023, BayMedica received a letter from the Licensor alleging a breach of the Patent License Agreement and asserting a right to monies due thereunder. On April 6, 2023, BayMedica sent a letter to the Licensor disputing the Licensor’s interpretation of the Patent License Agreement and asserted that the counterparty’s only remedy under the Patent License Agreement to be either (a) the conversion of an exclusive technology license into a non-exclusive license or (b) the termination of the Patent License Agreement.

On July 18, 2024, BayMedica received a letter from the Licensor alleging breach of the Patent License Agreement and asserting monies due thereunder. On August 7, 2024, BayMedica responded asserting that the counterparty’s interpretation of the Patent License Agreement was again incorrect and that BayMedica, therefore, does not owe any funds under the Patent License Agreement.

Subsequent to March 31, 2025, BayMedica received a letter from the Licensor, on April 29, 2025, of its intention to commence arbitration proceedings pursuant to section 8.9 of the Patent License Agreement together with a Notice of Arbitration (the “Patent License Matter”). Such arbitration proceedings will be subject to final, binding and non-appealable arbitration under the Arbitration Act, 1991 (Ontario) and determined pursuant to Ontario law. BayMedica intends to vigorously defend its position. At this time, it is not possible to reasonably estimate a potential loss due to the terms of the Patent License Agreement and the ultimate outcome of any such proceedings (including the interpretation by the arbitrator with respect to applicable requirements under Ontario law regarding contract formation).

12.	COMMITMENTS AND CONTINGENCIES

Pursuant to the terms of agreements with various contract research organizations, as of June 30, 2024, the Company is committed for contract research services and materials at a cost of approximately $1.5 million, expected to occur in the twelve months following period.

Pursuant to the terms of agreements with various vendors, as of June 30, 2024, the Company is committed for contract materials and equipment at a cost of approximately $0.7 million, expected to occur in the twelve months following June 30, 2024.

Pursuant to the terms of a certain Technology Assignment Agreement, dated as of May 31, 2017 (the “Technology Agreement”), between the Company and the University of British Columbia (“UBC”), the Company is committed to pay royalties to UBC on certain licensing and royalty revenues received by the Company for biosynthesis of certain drug products that are covered by the Technology Agreement. To date, no payments have been required to be made.

Pursuant to the terms of a certain Collaborative Research Agreement, dated as of December 13, 2018,   between the Company and UBC, pursuant to which the Company owns all rights, title and interests in and to any intellectual property, in addition to funding research at UBC, the Company is committed to make a one-time payment upon filing of any PCT patent application arising from the research. To date, one such payment has been made to UBC.

Pursuant to the terms of a certain Contribution Agreement, dated as of November 1, 2018, between the Company and National Research Council Canada, as represented by its Industrial Research Assistance Program (NRC-IRAP), under certain circumstances contributions received, including the disposition of the underlying intellectual property developed in part with NRC-IRAP contributions, may become repayable. As of June 30, 2024, there have been no triggering events to cause a repayment.

Short-term investments include guaranteed investment certificates, with one year terms, of $43,064 and $44,422 as of June 30, 2024 and 2023 respectively, that are pledged as security for a corporate credit card.

In addition to the foregoing, the Company has entered into certain agreements in the ordinary course of operations that may include indemnification provisions, which are common in such agreements. In some cases, the maximum amount of potential future indemnification is unlimited; however, the Company currently holds commercial general liability insurance. This insurance may limit the Company’s overall liability and may enable the Company to recover a portion of any future amounts paid. Historically, the Company has not made any indemnification payments under such agreements, and it believes that the fair value of these indemnification obligations is minimal. Accordingly, the Company has not recognized any liabilities relating to these obligations for any period presented.

Pursuant to a certain Technology Licensing Agreement, dated as of March 11, 2021, between the Company and EyeCRO, the Company is committed to issue, subject to regulatory approval, up to 700 warrants to purchase 700 Common Shares upon the achievement of certain milestones. The exercise price of the warrants will be equal to the five-day VWAP of our Common Shares prior to each milestone achievement and the warrants will be exercisable for a period of three years from the issuance date. On May 10, 2024, the Company delivered a 90-day notice of termination to EyeCRO LLC with respect to the Technology Licensing Agreement, specifying an effective date of termination of August 8, 2024 (see Note 14 – Subsequent Events).

BayMedica entered into a patent license agreement (“Patent License Agreement”) with a third party (the “Licensor”) on February 15, 2021. The Company was required to begin making royalty payments to the Licensor based on net sales of licensed products in 2021 in order to maintain an exclusive license. In December 2021, the Company amended the Patent License Agreement, which amendment included the deferral of the 2021 minimum payments to 2022. As of June 30, 2023, the Company has paid $300,000 for the minimum payments due and payable under the Patent License Agreement. On February 10, 2023, BayMedica received a letter from the Licensor alleging a breach of the Patent License Agreement and asserting a right to monies due thereunder. On April 6, 2023, BayMedica sent a letter to the Licensor disputing the Licensor’s interpretation of the Patent License Agreement and asserted that the counterparty’s only remedy under the Patent License Agreement to be either (a) the conversion of an exclusive technology license into a non-exclusive license or (b) the termination of the Patent License Agreement.

On July 18, 2024, BayMedica received a letter from the Licensor alleging breach of the Patent License Agreement and asserting monies due thereunder. On August 7, 2024, BayMedica responded asserting that the counterparty’s interpretation of the Agreement is incorrect again and that BayMedica does not owe any funds under the Agreement.

To date, the Licensor has not initiated a lawsuit with respect to the foregoing matters. If a lawsuit is ultimately brought alleging a breach of the Patent License Agreement, the proceeding will be subject to final, binding and non-appealable arbitration under the Arbitration Act, 1991 (Ontario) and determined pursuant to Ontario law. BayMedica intends to vigorously defend its position. At this time, it is not possible to reasonably estimate a potential loss due to the terms of the Agreement, the nature of the legal theory advanced by the counterparty, and the ultimate outcome of any proceeding (including the interpretation by the arbitrator with respect to applicable requirements under Ontario law regarding contract formation).